Equity	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Equity
Equity
Share capital
As at 31 December 2022, the Company has issued and fully paid 457,106,453 Shares. Shares in issue have one voting right each and no restrictions related to dividends or return of capital.

	Number of Shares	Share capital
	millions	€ million
As at 1 January 2020	456	5
Issuances of Shares	2	—
Cancellation of Shares	(3)	—
As at 31 December 2020	455	5
Issuance of Shares	1	—
Cancellation of Shares	—	—
As at 31 December 2021	456	5
Issuance of Shares	1	—
Cancellation of Shares	—	—
As at 31 December 2022	457	5
The number of Shares increased in 2022, 2021 and 2020 from the issue of 871,421, 1,589,522 and 1,310,833 Shares, respectively, following the exercise of share-based payment awards.
In connection with the Company’s share buyback programmes 3,065,200 shares were cancelled in 2020. No shares were repurchased in 2022 and 2021.
Share premium
The share premium account increased by cash received for the exercise of options by €14 million in 2022, €28 million in 2021 and €14 million in 2020.
Merger reserves
The consideration transferred to acquire CCIP and CCEG qualified for merger relief under the Companies Act. As such, the excess consideration transferred over nominal value of €287 million was required to be excluded from the share premium account and recorded to merger reserves.
Other reserves
The following table summarises the balances in other reserves (net of tax) as at the dates presented:

	Year ended 31 December
	2022	2021	2020
	€ million	€ million	€ million
Cash flow hedge reserve	104	151	20
Net investment hedge reserve	197	197	197
Foreign currency translation adjustment reserve	(728)	(509)	(754)
Reserve related to the acquisition of non-controlling interests	(79)	—	—
Other reserves(A)	(1)	5	—
Total other reserves	(507)	(156)	(537)
(A) Other reserves relates to cost of hedging which represents forward point on spot designations, time value of options and currency basis.

Movements, including the tax effects, in these accounts through to 31 December 2022 are included in the consolidated statement of comprehensive income.
Dividends
Dividends are recorded within the Group’s consolidated financial statements in the period in which they are paid.

	Year ended 31 December
	2022	2021	2020
	€ million	€ million	€ million
First half dividend(A)	256	—	—
Second half dividend(B)	507	638	386
Total dividend on ordinary shares paid	763	638	386
(A)Dividend of €0.56 per Share was paid in first half of 2022.
(B)Dividend of €1.12 per Share was paid in second half of 2022.
A full year dividend of €1.40 per Share and €0.85 per Share were paid in 2021 and 2020, respectively.

Dividends attributable to restricted stock units and performance share units that are unvested at the period end date are accrued accordingly. During 2022, an incremental dividend accrual of €3 million has been recognised (2021: €1 million, 2020: €1 million).
Non-controlling interest
In December 2022, the Group entered into a share purchase agreement (SPA) with TCCC to acquire the remaining 29.4% ownership interest of its subsidiary, PT Coca-Cola Bottling Indonesia, for a total consideration of €282 million. The acquisition is expected to be completed in the first quarter of 2023, following the resolution of customary conditions (refer to Note 27 for further details). As at 31 December 2022, the non-controlling interest of €205 million has been derecognised, other reserves have been decreased by €77 million and a redemption liability of
€282 million has been recorded within the Amounts payable to related parties line of our consolidated statement of financial position.
As at 31 December 2021, equity attributable to non-controlling interest was €177 million representing 29.4% of PT Coca-Cola Bottling Indonesia held by TCCC and 6.1% of Samoa Breweries Limited held by numerous investors.